AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Information Technology – 33.3%
Communications Equipment – 1.4%
Arista Networks, Inc.(a)	12,784	$4,393,094
Motorola Solutions, Inc.	7,325	1,701,744

		6,094,838

Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp. - Class A	44,963	3,292,640
Cognex Corp.	25,015	2,006,703
IPG Photonics Corp.(a)	19,089	3,023,698

		8,323,041

IT Services – 8.7%
EPAM Systems, Inc.(a)	7,423	4,234,673
PayPal Holdings, Inc.(a)	39,742	10,341,266
Visa, Inc. - Class A	102,071	22,736,315

		37,312,254

Semiconductors & Semiconductor Equipment – 8.4%
ASML Holding NV (ADR)	7,160	5,334,988
NVIDIA Corp.	44,318	9,180,917
QUALCOMM, Inc.	97,703	12,601,733
Texas Instruments, Inc.	8,501	1,633,977
Xilinx, Inc.	47,770	7,212,792

		35,964,407

Software – 12.9%
Adobe, Inc.(a)	21,055	12,121,785
Fortinet, Inc.(a)	20,293	5,926,368
Microsoft Corp.	123,977	34,951,596
PTC, Inc.(a)	3,321	397,822
Tyler Technologies, Inc.(a)	4,475	2,052,459

		55,450,030

		143,144,570

Health Care – 19.2%
Biotechnology – 2.3%
Vertex Pharmaceuticals, Inc.(a)	54,245	9,839,501

Health Care Equipment & Supplies – 8.1%
ABIOMED, Inc.(a)	5,927	1,929,357
Align Technology, Inc.(a)	11,607	7,723,646
Edwards Lifesciences Corp.(a)	71,609	8,106,855
IDEXX Laboratories, Inc.(a)	8,304	5,164,258
Intuitive Surgical, Inc.(a)	11,917	11,847,285

		34,771,401

Health Care Providers & Services – 3.8%
UnitedHealth Group, Inc.	41,152	16,079,732

Health Care Technology – 0.6%
Veeva Systems, Inc. - Class A(a)	9,260	2,668,454

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)	6,023	$2,442,989
Mettler-Toledo International, Inc.(a)	1,098	1,512,341

		3,955,330

Pharmaceuticals – 3.5%
Zoetis, Inc.	77,355	15,017,700

		82,332,118

Communication Services – 15.5%
Entertainment – 1.5%
Electronic Arts, Inc.	21,956	3,123,241
Take-Two Interactive Software, Inc.(a)	23,174	3,570,418

		6,693,659

Interactive Media & Services – 14.0%
Alphabet, Inc. - Class C(a)	13,481	35,931,044
Facebook, Inc. - Class A(a)	71,142	24,144,884

		60,075,928

		66,769,587

Consumer Discretionary – 15.3%
Diversified Consumer Services – 0.8%
Chegg, Inc.(a)	52,191	3,550,032

Hotels, Restaurants & Leisure – 0.8%
Domino’s Pizza, Inc.	6,883	3,282,916

Internet & Direct Marketing Retail – 6.4%
Amazon.com, Inc.(a)	7,214	23,698,279
Etsy, Inc.(a)	19,073	3,966,421

		27,664,700

Specialty Retail – 4.3%
Burlington Stores, Inc.(a)	13,959	3,958,353
Home Depot, Inc. (The)	43,911	14,414,225

		18,372,578

Textiles, Apparel & Luxury Goods – 3.0%
NIKE, Inc. - Class B	89,748	13,034,102

		65,904,328

Consumer Staples – 5.3%
Beverages – 2.4%
Monster Beverage Corp.(a)	113,697	10,099,704

Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	27,711	12,451,938

		22,551,642

Industrials – 5.3%
Building Products – 1.1%
Allegion PLC	20,077	2,653,778

Company	Shares	U.S. $ Value

Trex Co., Inc.(a)	20,227	$2,061,738

		4,715,516

Commercial Services & Supplies – 1.5%
Copart, Inc.(a)	45,194	6,269,312

Electrical Equipment – 0.5%
AMETEK, Inc.	17,835	2,211,718

Industrial Conglomerates – 1.7%
Roper Technologies, Inc.	16,042	7,156,817

Machinery – 0.5%
IDEX Corp.	10,519	2,176,907

		22,530,270

Materials – 1.2%
Chemicals – 1.2%
Sherwin-Williams Co. (The)	18,000	5,035,140

Financials – 0.2%
Capital Markets – 0.2%
MarketAxess Holdings, Inc.	2,161	909,111

Total Common Stocks (cost $231,580,205)		409,176,766

SHORT-TERM INVESTMENTS – 5.2%
Investment Companies – 5.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $22,545,725)	22,545,725	22,545,725

Total Investments – 100.5% (cost $254,125,930)(e)		431,722,491
Other assets less liabilities - (0.5)%		(2,156,161)

Net Assets – 100.0%		$429,566,330

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $178,759,172 and gross unrealized depreciation of investments was $(1,162,611), resulting in net unrealized appreciation of $177,596,561.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$409,176,766	$-0-	$-0-	$409,176,766
Short-Term Investments:
Investment Companies	22,545,725	-0-	-0-	22,545,725

Total Investments in Securities	431,722,491	-0-	-0-	431,722,491
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$431,722,491	$-0-	$-0-	$431,722,491

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,528	$65,455	$61,437	$22,546	$1
Government Money Market Portfolio*	-0-	3,513	3,513	-0-	0	**
Total				$22,546	$1

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.

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